Nature of Operations and Summary of Significant Accounting Policies (Adjustments for New Accounting Pronouncement) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Excess tax benefits from stock-based award activities	$ 0	$ 0	$ 0
Net cash provided by operating activities	26,572	23,024	19,140
Excess tax benefits from stock-based award activities	0	0	0
Net cash used in financing activities	(4,225)	(2,087)	(1,338)
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Excess tax benefits from stock-based award activities	(548)	(648)	(481)
Net cash provided by operating activities	26,024	22,376	18,659
Excess tax benefits from stock-based award activities	548	648	481
Net cash used in financing activities	(3,677)	(1,439)	(857)
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Excess tax benefits from stock-based award activities	548	648	481
Net cash provided by operating activities	548	648	481
Excess tax benefits from stock-based award activities	(548)	(648)	(481)
Net cash used in financing activities	$ (548)	$ (648)	$ (481)